Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2019
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Balances and Transactions with Related Parties and Affiliated Companies
Note 15. Balances and Transactions with Related Parties and Affiliated Companies
Balances and transactions between the Company and its subsidiaries, have been eliminated in consolidation and are not disclosed in this note.
The consolidated statements of financial position and consolidated statements of income include the following balances and transactions with related parties and affiliated companies:

	2019		2018
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (see Note 7) (1) (3)	Ps.	2,039	Ps.	783
Due from The Coca-Cola Company (see Note 7) (1)		802		1,173
Due from Heineken Group (1)		353		243
Other receivables (1)		261		332

	Ps.	3,455	Ps.	2,531

	2019		2018
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps.	854	Ps.	1,371
Due to The Coca-Cola Company (2)		4,417		3,893
Due to Heineken Group (2)		1,125		1,446
Other payables (2)		1,455		820

	Ps.	7,851	Ps.	7,530

(1)	Presented within accounts receivable.
(2)	Recorded within accounts payable and suppliers
(3)	Parent
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2019,2018 and 2017, there was no expense resulting from the un-collectability
of balances due from related parties.
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2019		2018		2017
Income:
Sales to affiliated parties	Ps.	5,694	Ps.	5,200	Ps.	4,761
Heineken		5		4		—
Interest income received from BBVA Bancomer, S.A. de C.V.		30		180		138
Expenses:
Purchases and other expenses from FEMSA		7,756		8,878		7,773
Purchases of concentrate from The Coca-Cola Company		34,063		32,379		30,758
Purchases of raw material, beer and operating expenses from Heineken (3)		12,755		14,959		13,608
Advertisement expense paid to The Coca-Cola Company		1,756		2,193		1,392
Purchases from Ades		497		592		—
Purchases from Jugos del Valle		2,863		2,872		2,604
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.		2,728		2,604		1,885
Purchase of sugar from Beta San Miguel		655		651		1,827
Purchase of sugar, cans and aluminum lids from Promotora Mexicana de Embotelladores, S.A. de C.V.		—		—		839
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...		682		596		804
Purchase of inventories from Leao Alimentos e Bebidas, LTDA		1,867		2,654		4,010
Purchase of resin from Industria Mexicana de Reciclaje, S.A. de C.V.		281		298		267
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)		127		127		47
Donations to Fundación Femsa, A.C.		146		179		2
Interest expense paid to The Coca-Cola Company		—		—		11
Interest and fees paid to Bancomer		98		168		—
Other expenses with related parties		15		79		202

(1)	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2)	In 2019 and 2018, there were donations to ITESM made through Fundacion FEMSA as intermediary for Ps. 127 and Ps. 127, respectively

(3)
Favorable Resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between us and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which we distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect until and including March 19, 2022.

The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2019		2018		2017
Current compensations and employee benefits	Ps.	978	Ps.	705	Ps.	621
Termination benefits		186		57		27
Shared based payments		188		157		316